RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - RESTATED CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($)	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,664,719)	$ (919,371)	$ (26,641,983)	$ (17,520,378)	$ (10,178,640)	$ (7,190,470)	$ (7,511,322)	$ (5,635,043)	$ (6,239,797)	$ (17,369,110)	$ (11,874,840)	$ (42,226,073)	$ (34,889,488)	$ (19,386,162)	$ (42,770,610)	$ (31,792,618)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization						42,557			43,417	81,207	77,316	223,082	122,415	110,276	192,375	148,435
Total stock-based compensation						408,206			303,805	827,963	723,758	2,787,666	1,325,841	1,091,517	2,410,288	1,452,964
Loss on disposal of asset											3,386			3,386		3,386
Costs to issue warrants												7,743,284	470,000		470,000	6,824,605
Change in fair value of warrants	(6,088,355)			7,688,028	1,957,418	(1,390,797)	(300,000)	(1,800,000)	100,000	566,621	(1,700,000)	(3,583,440)	8,254,649	(2,000,000)	3,787,114	(3,633,241)
Change in operating lease right-of-use asset						13,829			21,358	28,034	43,533	48,117	42,768	66,547	58,051	90,432
Changes in:
Prepaid expenses and other assets						(488,719)			107,065	257,998	387,817	(747,593)	(408,790)	(108,451)	(173,548)	204,242
Accounts payable and accrued liabilities						1,426,102			656,802	913,230	1,607,353	(874,334)	2,336,146	2,512,121	3,700,202	1,623,529
Lease liability						(4,378)			(32,433)	(19,332)	(65,684)	(40,232)	(34,815)	(99,772)	(50,846)	(144,035)
Cash used in operating activities						(7,183,670)			(5,039,783)	(14,713,389)	(10,797,361)	(36,669,523)	(22,781,274)	(17,810,538)	(32,376,974)	(25,222,301)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant & equipment									(30,070)		(101,049)	(42,909)	(597,282)	(108,115)	(864,038)	(225,971)
Cash used in investing activities									(30,070)		(101,049)	(42,909)	(597,282)	(108,115)	(864,038)	(225,971)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of stock and warrants, net of issuance costs													22,150,000		22,150,000	9,610,655
Proceeds from exercise of warrants						3				3		61,410,815	348,641		789,642
Cash provided by financing activities						3				3		61,410,815	22,498,641		22,939,642	9,610,655
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS						(7,183,667)			(5,069,853)	(14,713,386)	(10,898,410)	24,698,383	(879,915)	(17,918,653)	(10,301,370)	(15,837,617)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD			9,564,988	5,152,972	12,682,691	19,866,358	24,805,565	30,634,122	35,703,975	19,866,358	35,703,975	9,564,988	19,866,358	35,703,975	19,866,358	35,703,975
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 34,263,371			18,986,443	5,152,972	12,682,691	17,785,322	24,805,565	30,634,122	5,152,972	24,805,565	34,263,371	18,986,443	17,785,322	9,564,988	19,866,358
SUPPLEMENTAL DISCLOSURE OF NON-CASH INFORMATION
Settlement of warrants to equity												7,410,000
Conversion of preferred stock to common stock												54,553,720			13,242,368
Conversion of mezzanine equity to permanent equity (Note 6)															17,820,000
Conversion of pre-funded warrants to liability															3,239,112
As previously reported
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss				(13,732,350)	(8,221,222)	(8,581,267)	(7,811,322)	(7,435,043)	(6,139,797)	(16,802,489)	(13,574,840)		(30,534,839)	(21,386,162)	(37,983,496)	(28,601,254)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization						42,557			43,417	81,207	77,316		122,415	110,276	192,375	148,435
Total stock-based compensation						408,206			303,805	827,963	723,758		1,325,841	1,091,517	2,410,288	1,452,964
Loss on disposal of asset											3,386			3,386		3,386
Costs to issue warrants													470,000		470,000
Change in fair value of warrants				3,900,000									3,900,000		(1,000,000)
Change in operating lease right-of-use asset						13,829			21,358	28,034	43,533		42,768	66,547	58,051	90,432
Changes in:
Prepaid expenses and other assets						(488,719)			107,065	257,998	387,817		(408,790)	(108,451)	(173,548)	204,242
Accounts payable and accrued liabilities						1,426,102			656,802	913,230	1,607,353		2,336,146	2,512,121	3,700,202	1,623,529
Lease liability						(4,378)			(32,433)	(19,332)	(65,684)		(34,815)	(99,772)	(50,846)	(144,035)
Cash used in operating activities						(7,183,670)			(5,039,783)	(14,713,389)	(10,797,361)		(22,781,274)	(17,810,538)	(32,376,974)	(25,222,301)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant & equipment									(30,070)		(101,049)		(597,282)	(108,115)	(864,038)	(225,971)
Cash used in investing activities									(30,070)		(101,049)		(597,282)	(108,115)	(864,038)	(225,971)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of stock and warrants, net of issuance costs													22,150,000		22,150,000	9,610,655
Proceeds from exercise of warrants						3				3			348,641		789,642
Cash provided by financing activities						3				3			22,498,641		22,939,642	9,610,655
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS						(7,183,667)			(5,069,853)	(14,713,386)	(10,898,410)		(879,915)	(17,918,653)	(10,301,370)	(15,837,617)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD			$ 9,564,988	5,152,972	12,682,691	19,866,358	24,805,565	30,634,122	35,703,975	19,866,358	35,703,975	$ 9,564,988	19,866,358	35,703,975	19,866,358	35,703,975
CASH AND CASH EQUIVALENTS AT END OF PERIOD				18,986,443	5,152,972	12,682,691	17,785,322	24,805,565	30,634,122	5,152,972	24,805,565		18,986,443	17,785,322	9,564,988	19,866,358
SUPPLEMENTAL DISCLOSURE OF NON-CASH INFORMATION
Conversion of preferred stock to common stock															13,242,368
Conversion of mezzanine equity to permanent equity (Note 6)															17,920,000
Restatement adjustments
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss				(3,788,028)	(1,957,418)	1,390,797	300,000	1,800,000	(100,000)	(566,621)	1,700,000		(4,354,649)	2,000,000	(4,787,114)	(3,191,364)
Adjustments to reconcile net loss to cash used in operating activities:
Costs to issue warrants																6,824,605
Change in fair value of warrants				$ 3,788,028	$ 1,957,418	$ (1,390,797)	$ (300,000)	$ (1,800,000)	$ 100,000	$ 566,621	$ (1,700,000)		$ 4,354,649	$ (2,000,000)	4,787,114	$ (3,633,241)
SUPPLEMENTAL DISCLOSURE OF NON-CASH INFORMATION
Conversion of mezzanine equity to permanent equity (Note 6)															(100,000)
Conversion of pre-funded warrants to liability															$ 3,239,112